Fees Summary	Jun. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,594,000.00
Previously Paid Amount	0.00
Total Fee Amount	244.04
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Per Rule 457(r)
Net Fee	$ 244.04
Narrative - Max Aggregate Offering Price	$ 1,594,000.00
Final Prospectus	true